DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE [Line Items]
Net profit attributable to owners of parent	$ 725,482	$ 269,724	$ 213,801
Profit due bargain acquisition (net)	(207,458)	(182,322)
Total adjustments	85,256	165,942	7,641
Distributable Net Profit	810,738	435,666	221,442
Biological assets [member]
Disclosure of DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE [Line Items]
Unrealized gains/losses	(83,243)	(82,782)	(204,671)
Realized gains/losses	208,362	303,668	210,223
Deferred income taxes	(30,482)	$ (54,944)	$ 2,089
Total Biological assets	94,637
Profit due bargain acquisition (net)	$ (9,381)